Acquisitions	12 Months Ended
Dec. 31, 2012
Acquisitions
3.	Acquisitions

During the year ended December 31, 2012, the Company acquired an ownership interest in five consolidated joint ventures, each of which was developing one of the following properties:

Property Name and Location	Type	Date Acquired	Ownership Interest (1)	Number of Units Upon Completion (Unaudited)	Development Budget (in millions (Unaudited) (2)	Equity Commitment by Company (in millions) (3)	Mortgage/ Construction Loan (in millions)
Whitehall Property Charlotte, NC (4)	Class A Multifamily Development	02/24/12	95%	298 units	$29.7	$7.1	$22.3
Crosstown Property Tampa, FL (5)	Class A Multifamily Development	03/27/12	60%	344 units	37.1	6.2	26.7
Circle Alexander Village Property Charlotte, NC (5)	Class A Multifamily Development	11/27/12	60%	320 units	33.6	5.2	25.0
Aura Castle Hills Property Lewisville, TX (5)	Class A Multifamily Development	11/30/12	54%	316 units	34.9	5.7	24.4
Aura Grand Corner Property Katy, TX (5)	Class A Multifamily Development	12/20/12	90%	291 units	31.8	9.3	21.5

					$167.1	$33.5	$119.9

FOOTNOTES:

(1)	In accordance with the joint venture agreements, operating cash flow will generally be distributed to the Company and the co-venture partner on a pro rata basis. Proceeds from a capital event, such as a sale of the properties, will be distributed pro rata until the members receive a specified minimum return on their invested capital and the return of their invested capital; thereafter, the co-venture partner will receive a disproportionately higher share of any remaining sale proceeds at varying levels based on the Company having received certain minimum threshold returns.
(2)	The development budgets of the multifamily development properties include the cost of the land, construction costs, development fees, financing costs, start-up costs and initial operating deficits of the respective properties. An affiliate of each co-venture partner serves as developer of the respective development project and coordinates and supervises the management and administration of the development and construction. Each developer is responsible for any cost overruns beyond the approved development budget for the applicable project and an affiliate of each co-venture partner is providing a one year construction warranty for the applicable projects.
(3)	Equity commitment by Company excludes amounts to be funded by the Company’s co-venture partners. As of December 31, 2012, the Company had funded approximately $30.0 million of its equity commitments.
(4)	Construction is scheduled to be completed in the second quarter of 2013. The purchase price of the land related to the Whitehall Property was $2.9 million.
(5)	The following presents information on the Company’s other multifamily properties that were under development as of December 31, 2012:

Name	Purchase Price of Land (in millions)	Development Budget (in millions)	Estimated Completion Date
Crosstown Property	$4.4	$37.1	Q4 2013
Circle Alexander Village Property	2.4	33.6	Q2 2014
Aura Castle Hills Property	4.5	34.9	Q2 2014
Aura Grand Corner Property	3.0	31.8	Q3 2014

	$14.3	$137.4

During the year ended December 31, 2011, the Company acquired two real estate assets, including one property through a consolidated joint venture.

Property Name and Location	Type	Date Acquired	Ownership Interest	Number of Units Upon Completion or Square Feet (Unaudited)	Development Budget or Purchase Price (in (Unaudited) (2)	Equity Commitment by Company (in millions)	Mortgage/ Construction Loan (in millions)
Long Point Property Mount Pleasant, SC (3)	Class A Multifamily Development	05/20/11	95%	258 units	$28.6	$6.8	$21.4
Gwinnett Center Duluth, GA (4)	Multi-tenant three building office complex	10/17/11	100%	263,742 sq ft	14.1	7.1	11.2

						$13.9	$32.6

FOOTNOTES:

(1)	In accordance with the joint venture agreement, operating cash flow will generally be distributed to the Company and the co-venture partner on a pro rata basis. Proceeds from a capital event, such as a sale of the properties, will be distributed pro rata until the members receive a specified minimum return on their invested capital and the return of their invested capital; thereafter, the co-venture partner will receive a disproportionately higher share of any remaining sale proceeds at varying levels based on the Company having received certain minimum threshold returns.
(2)	The development budget of the multifamily development property includes the cost of the land, construction costs, development fees, financing costs, start-up costs and initial operating deficits of the property. An affiliate of the co-venture partner serves as developer of the development project and coordinates and supervises the management and administration of the development and construction. The developer is responsible for any cost overruns beyond the approved development budget for the project and an affiliate of the co-venture partner is providing a one year construction warranty for the project.
(3)	The Long Point Property became fully operational in November 2012. The purchase price of the land related to the Long Point Property was $3.6 million.
(4)	Gwinnett Center is a three office building complex that was a lender owned, or “REO” property, which the Company was able to acquire at a substantial discount to its replacement cost. Due to continuing trends and favorable market conditions in multifamily development, and the Company’s increasing focus on multifamily development, the Company decided to pursue a potential sale of the Gwinnett Center during the second quarter of 2013; therefore, Gwinnett Center has been classified as held for sale, and its operating results presented as discontinued operations in the accompanying financial statements.

The following summarizes the Company’s allocation of the purchase price for Gwinnett Center, and the estimated fair values of the assets acquired and liabilities assumed:

Assets
Land and land improvements	$3,020,000
Buildings and improvements	7,930,000
Tenant improvements	220,000
Lease intangibles (1)	2,930,000
Liabilities
Security deposits	(114,806)

Net assets acquired	$13,985,194

FOOTNOTE:

(1)	The weighted-average amortization period on the acquired lease intangibles as of the acquisition date was 2.6 years.